UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08076

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to January 31, 2007

Item 1:                   Schedule of Investments

The Emerging Markets Telecommunications Fund, Inc.
Schedule of Investments
January 31, 2007 (unaudited)

Description	No. of Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-96.62%
Equity or Equity-Linked Securities of Telecommunication Companies in Emerging Countries-90.10%

Asia-1.84%
Diversified Telecommunication Services-1.84%
TVG Asian Communications Fund II, L.P. † ‡ # (Cost $2,438,479)	3,622,118	$3,133,596

Brazil-5.53%
Diversified Telecommunication Services-3.00%
Brasil Telecom Participações S.A.	74,500,000	1,261,969
Brasil Telecom Participações S.A., ADR ¥	22,000	927,300
Tele Norte Leste Participações S.A.	47,300	1,239,671
Tele Norte Leste Participações S.A., ADR	124,800	1,683,552
Telecomunicações de São Paulo S.A., ADR	200	5,088
		5,117,580
Media-1.02%
Net Servicos de Comunicacao S.A., ADR †	70,533	856,271
Vivax S.A. †	43,600	882,155
		1,738,426
Wireless Telecommunication Services -1.51%
Tim Participações S.A., ADR ¥	41,300	1,380,659
Vivo Participações S.A., ADR ¥	312,800	1,191,768
		2,572,427
Total Brazil (Cost $8,408,684)		9,428,433

China-16.72%
Diversified Telecommunication Services-1.29%
China Telecom Corp. Ltd.	4,543,000	2,194,228

Wireless Telecommunication Services-15.43%
China Mobile (Hong Kong) Ltd.	1,360,000	12,526,479
China Mobile (Hong Kong) Ltd., ADR ¥	297,900	13,748,085
		26,274,564
Total China (Cost $13,658,078)		28,468,792

Egypt-3.90%
Wireless Telecommunication Services-3.90%
Orascom Telecom Holding SAE † (Cost $4,236,244)	96,301	6,641,202

India-5.02%
Diversified Telecommunication Services-2.59%
Mahanagar Telephone Nigam Ltd.	186,900	701,520
Reliance Communications Ltd. †	354,124	3,708,738
		4,410,258

Wireless Telecommunication Services-2.43%
Bharti Airtel Ltd. †	258,874	4,145,257
Total India (Cost $5,222,566)		8,555,515

Indonesia-4.69%
Diversified Telecommunication Services-4.69%
PT Telekomunikasi Indonesia (Cost $4,180,008)	7,668,500	7,986,288

Israel-4.31%
Diversified Telecommunication Services-0.47%
Lynx Photonic Networks *	375,394	344,048
Lynx Series E *	493,000	451,835
		795,883

Technology-0.61%
SVE Star Ventures Enterprises GmbH & Co. No. IX KG † ‡ #	1,750,000	1,036,052

Venture Capital-3.23%
BPA Israel Ventures LLC † ‡ #	1,674,587	1,086,588
Concord Ventures Fund II, L.P. † ‡	4,000,000	1,100,568
Formula Ventures L.P. † ‡	1,500,000	70,785
Giza GE Venture Fund III, L.P. † ‡	2,750,000	1,701,067
K.T. Concord Venture Fund L.P. † ‡	2,000,000	458,722
Neurone Ventures II, L.P. † ‡ #	603,684	178,668
Walden-Israel Ventures III, L.P. † ‡ #	1,166,688	900,123
		5,496,521
Total Israel (Cost $11,251,748)		7,328,456

Latin America-2.18%
Venture Capital-0.52%
J.P. Morgan Latin America Capital Partners (Cayman), L.P. † ‡	866,152	225,390
J.P. Morgan Latin America Capital Partners (Delaware), L.P. † ‡ #	1,360,259	664,391
		889,781

Wireless Telecommunication Services-1.66%
NII Holdings Inc., Class B †	38,300	2,826,540
Total Latin America (Cost $2,692,577)		3,716,321

Mexico-16.36%
Diversified Telecommunication Services-1.90%
Teléfonos de México S.A. de C.V., Class L, ADR	105,200	3,229,640

Wireless Telecommunication Services-14.46%
América Móvil S.A. de C.V., Series L, ADR	555,200	24,628,672
Total Mexico (Cost $8,797,795)		27,858,312

Morocco-0.67%
Diversified Telecommunication Services-0.67%
Maroc Telecom (Cost $830,508)	73,406	1,138,926

Philippines-3.03%
Commercial Services & Supplies-0.64%
Paxys Inc.	2,194,900	1,082,575

Diversified Telecommunication Services-2.39%
Philippine Long Distance Telephone Co.	76,100	4,079,493
Total Philippines (Cost $3,358,468)		5,162,068

Poland-0.75%
Diversified Telecommunication Services-0.75%
Telekomunikacja Polska S.A.	149,308	1,275,823
(Cost $1,004,035)

Russia-10.57%
Diversified Telecommunication Services-3.27%
Comstar United Telesystems, GDR §	295,144	2,597,267
Sibirtelecom	6,100,200	695,423
Uralsvyazinform	13,533,617	954,120
VolgaTelecom, ADR ¥	104,200	1,323,340
		5,570,150
Wireless Telecommunication Services-7.30%
Mobile Telesystems, ADR ¥	82,000	4,441,120
Vimpel-Communications, ADR † ¥	50,700	4,331,301
Sistema JSFC, GDR †	97,452	2,952,796
Sistema JSFC, GDR § ¥	23,272	705,142
		12,430,359
Total Russia (Cost $10,964,152)		18,000,509

South Africa-7.41%
Diversified Telecommunication Services-0.98%
Telkom South Africa Ltd.	74,827	1,664,522

Wireless Telecommunication Services-6.43%
MTN Group Ltd.	911,793	10,956,223
Total South Africa (Cost $7,644,961)		12,620,745

South Korea-3.36%
Wireless Telecommunication Services-3.36%
KT Freetel Co., Ltd.	45,500	1,192,316
SK Telecom Co., Ltd.	21,190	4,522,472
Total South Korea (Cost $5,525,755)		5,714,788

Thailand-0.10%
Diversified Telecommunication Services-0.10%
True Corporation Public Company Ltd., Foreign Registered †	1,145,900	171,522
True Corporation Public Company Ltd., Foreign Registered, Warrants (expiring 04/03/08) †*	1,717,483	0
Total Thailand (Cost $267,797)		171,522

Turkey-0.91%
Wireless Telecommunication Services-0.91%
Turkcell Iletisim Hizmetleri AS (Cost $1,067,673)	280,404	1,554,806

Global-2.75%
Diversified Telecommunication Services-0.77%
TeleSoft Partners L.P. † ‡	1,250,000	109,612
TeleSoft Partners II QP, L.P. † ‡ #	1,920,000	1,199,923
		1,309,535

Venture Capital-1.98%
Emerging Markets Ventures I, L.P. † ‡ #	7,248,829	3,374,112
Total Global (Cost $5,658,346)		4,683,647

Total Emerging Countries (Cost $97,207,874)		153,439,749

Equity Securities of Telecommunication Companies in Developed Countries-0.68%
United States-0.68%
Internet Software & Services-0.68%
Technology Crossover Ventures IV, L.P. † ‡ # (Cost $769,667)	1,822,200	1,165,439

Equity Securites of Companies Providing Other Essential Services in the Development of an Emerging Country’s Infrastructure-5.84%
Argentina-0.00%
Investment & Holding Companies-0.00%
Exxel Capital Partners V, L.P. † ‡ (Cost $380,520)	1,897,761	0

Brazil-0.49%
Electric Utilities-0.49%
Terna Participações S.A. † (Cost $780,736)	76,700	830,067

Chile-1.49%
Water Utilities-1.49%
Inversiones Aguas Metropolitanas S.A., ADR § (Cost $2,080,064)	111,800	2,544,881

Israel-0.04%
Investment & Holding Companies-0.04%
The Renaissance Fund LDC † ‡ (Cost $482,671)	160	65,340

Mexico-3.40%
Household Durables-1.43%
Urbi, Desarrollos Urbanos, S.A. de C.V. †	682,320	2,434,926

Transportation Infrastructure-1.97%
Grupo Aeroportuario del Centro Norte, S.A.B. DE C.V., ADR †	61,100	1,482,286
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR ¥	46,100	1,865,206
		3,347,492
Total Mexico (Cost $4,558,216)		5,782,418

Philippines-0.42%
Independent Power Producers & Energy Traders-0.42%
First Gen Corporation (Cost $576,524)	634,900	722,949

Total Other Essential Services (Cost $8,858,731)		9,945,655

Total Equity or Equity-Linked Securities (Cost $106,836,272)		164,550,843

	Principal Amount
	(000’s)
Short-Term Investments-16.51%

Grand Cayman-4.20%
Citibank N.A., overnight deposit, 4.35% 02/01/07 ** (Cost $7,160,000)	$7,160	7,160,000

United States-12.31%
Bear, Stearns & Co. Inc., repurchase agreement (Agreement dated 01/31/2007 to be repurchased at $1,975,979), 2.66%***, 02/01/07, collateralized by U.S. Treasury Strips****	1,976	1,975,833

Bear, Stearns & Co. Inc., repurchase agreement (Agreement dated 01/31/2007 to be repurchased at $18,987,303), 5.31%*****, 02/01/07, collateralized by U.S. Treasury Strips****	18,985	18,984,502
Total United States (Cost $20,960,335)		20,960,335

Total Short-Term Investments (Cost $28,120,335)		28,120,335

Total Investments-113.13% (Cost $134,956,607)		192,671,178

Liabilities in Excess of Cash and Other Assets-(13.13)%		(22,365,713)

NET ASSETS-100.00%		$170,305,465

†	Non-income producing security.
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors, under procedures established by the Board of Directors.

#	As of January 31, 2007, the aggregate amount of open commitments for the Fund is $3,759,409.
¥	Security or a portion thereof is out on loan.
*

Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

§	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
**	Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.
***	Interest rate after any rebate earned by borrower of securities.
****	Represents security purchased with cash collateral received for securities on loan.
*****	Interest rate before any rebate earned by borrower of securities.

ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales  are  reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case  of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a  pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it  is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per  share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may  utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair- value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the  same securities. At January 31, 2007, the Fund held 10.14% of its net assets in securities valued at fair value as determined in good faith under  procedures established by the Board of Directors with an aggregate cost of $21,906,406 and fair value of $17,266,259. The Fund’s estimate of fair  value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in  privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying  values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under  the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Number of Units/Shares	Acquisition Date(s)	Cost	Fair Value At 01/31/07	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments

BPA Israel Ventures LLC	1,674,587	10/05/00 - 12/09/05	$1,229,194	$1,086,588	$0.65	0.64	$—	$625,413

Concord Ventures Fund II, L.P.	3,840,000	03/29/00 - 04/12/06	2,655,351	1,056,545	0.28	0.62
	160,000	12/15/06	160,000	44,023	0.28	0.03
	4,000,000		2,815,351	1,100,568		0.65	151,554	—

Emerging Markets Ventures I, L.P.	7,248,829	01/22/98 - 01/10/06	4,181,116	3,374,112	0.47	1.98	5,568,419	851,172

Exxel Capital Partners V, L.P.	1,897,761	05/11/98 - 12/03/98	380,520	0	0.00	—	205,185	—

Formula Ventures L.P.	1,500,000	08/06/99 - 06/14/04	364,889	70,785	0.05	0.04	442,832	—

Giza GE Venture Fund III, L.P.	2,640,000	01/31/00 - 07/03/06	1,924,140	1,633,024	0.62	0.96
	110,000	11/23/06	110,000	68,043	0.62	0.04
	2,750,000		2,034,140	1,701,067		1.00	269,219	—

J.P. Morgan Latin America Capital Partners (Cayman), L.P.	862,507	04/10/00 - 06/27/06	444,594	224,441	0.26	0.13
	3,645	12/21/06	3,016	949	0.26	—
	866,152		447,610	225,390		0.13	1,250,209	—

J.P. Morgan Latin America Capital Partners (Delaware), L.P.	1,355,207	04/10/00 - 03/09/06	472,315	661,923	0.49	0.39
	5,052	12/21/06	5,052	2,468	0.49	—
	1,360,259		477,367	664,391		0.39	1,191,615	631,329

K.T. Concord Venture Fund L.P.	2,000,000	12/08/97 - 09/29/00	1,592,648	458,722	0.23	0.27	1,089,099	—

Neurone Ventures II, L.P.	573,684	11/24/00 - 04/17/06	167,627	169,789	0.30	0.10
	30,000	12/26/06	30,000	8,879	0.30	—
	603,684		197,627	178,668		0.10	248,989	157,500

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,750,000	12/21/00 - 05/04/06	1,340,332	1,036,052	0.59	0.61	200,147	250,000

Technology Crossover Ventures IV, L.P.	1,807,600	03/08/00 - 07/24/06	755,066	1,156,101	0.64	0.68
	14,600	01/10/07	14,600	9,338	0.64	—
	1,822,200		769,666	1,165,439		0.68	984,098	177,800

Telesoft Partners L.P.	1,250,000	07/22/97 - 06/07/01	452,211	109,612	0.09	0.06	7,203,101	—

Telesoft Partners II QP, L.P.	1,920,000	07/14/00 - 06/06/06	1,025,019	1,199,923	0.62	0.71	553,474	480,000

The Renaissance Fund LDC	160	03/30/94 - 03/21/97	482,671	65,340	408.38	0.04	1,497,612	—

TVG Asian Communications Fund II, L.P.	3,622,118	06/07/00 - 10/27/05	2,438,479	3,133,596	0.87	1.84	837,379	377,882

Walden-Israel Ventures III, L.P.	1,070,438	02/23/01 - 08/01/06	726,465	825,864	0.77	0.49
	96,250	11/02/06	91,909	74,259	0.77	0.04
	1,166,688		818,374	900,123		0.53	789,972	208,313
Total			$21,047,214	$16,470,376		9.67	$22,482,904	$3,759,409

The Fund may incur certain costs in connection with the disposition of the above securities.

Federal Income Tax Cost - At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from  investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an  excess of cost over value and the net unrealized appreciation from investments were $135,087,258, $64,939,647, $(7,355,727) and $57,583,920, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s  website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2007